Condensed Parent Company Only Financial Statements - Summary of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2003
Assets:
Cash	$ 37,965	$ 21,779
Total assets	917,510	891,486
Liabilities and equity Liabilities
Subordinated debentures	10,310	10,310			$ 10,310
Total liabilities	830,098	805,058
Equity:
Preferred stock
Common stock	80	80
Additional paid-capital	58,825	58,660
Retained earnings	51,162	49,035
Treasury stock - common stock	(16,655)	(15,347)
Unearned ESOP shares	(5,901)	(6,548)
Accumulated other comprehensive income	(99)	548
Total stockholders' equity	87,412	86,428	$ 87,630	$ 98,402
Total liabilities and equity	917,510	891,486
HopFed [Member]
Assets:
Cash	862	1,084
Investment in subsidiary	96,826	95,242
Prepaid expenses and other assets	1,109	804
Total assets	98,797	97,130
Liabilities and equity Liabilities
Dividend payable - common	353	288
Interest payable	112	101
Other liabilities	610	3
Subordinated debentures	10,310	10,310
Total liabilities	11,385	10,702
Equity:
Preferred stock
Common stock	80	80
Additional paid-capital	58,825	58,660
Retained earnings	51,162	49,035
Treasury stock - common stock	(16,655)	(15,347)
Unearned ESOP shares	(5,901)	(6,548)
Accumulated other comprehensive income	(99)	548
Total stockholders' equity	87,412	86,428
Total liabilities and equity	$ 98,797	$ 97,130